Leases (Details) - TOI Parent Inc. - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital leases:
Accumulated amortization	$ (1,721,078)	$ (1,158,403)	$ (474,969)
Total property and equipment, net	3,517,179	2,104,225	1,550,903
Current installments of obligations under capital leases	32,344	31,191
Long-term portion of obligations under capital leases	72,028	97,044
Minimum
Lessee, Lease, Description [Line Items]
Monthly payments	1,000	609
Maximum
Lessee, Lease, Description [Line Items]
Monthly payments	36,130	55,083
Capital Leases
Capital leases:
Machinery and equipment	162,769	162,769	63,151
Accumulated amortization	(62,395)	(37,980)	(2,105)
Total property and equipment, net	100,374	124,789	61,046
Current installments of obligations under capital leases	32,344	31,191	11,277
Long-term portion of obligations under capital leases	72,028	97,044	50,059
Total capital lease obligations	$ 104,372	$ 128,235	$ 61,336